ARMSTRONG ASSOCIATES INC.
SHAREHOLDERS REPORT
JUNE 30, 1998

TO OUR SHAREHOLDERS:

Armstrong Associates, Inc. ended its most recent fiscal year on June 30, 1998, with total assets of $15,212,805 and a per share price of $12.14. Not reflected in the fiscal year-end price were distributions totaling $0.88 per share of capital gains and income which were made in December 1997.

Equity results for the twelve months ending June 30 were largely positive although there was a wide divergence in results between individual stocks based on capitalization size with larger capitalized stocks generally outperforming smaller capitalized stocks. For the year under review, Armstrong recorded a total investment return of +13.31%. In comparison, the Value Line Index, which represents approximately 1,700 stocks (unweighted-price only), and is, we believe, a good representation of stock performance in general, posted a twelve month gain of +12.98%.

Serious financial problems in the economies of many of our international trading partners have the potential to have both a depressing effect on the overall United States economy and an unstabilizing influence of our stock market. At the same time, the relative strength of the U.S. economy increases the attractiveness of the United States as an investment haven. The expectation of a continued low level of inflation and the growing possibility of some monetary ease from the Federal Reserve in the second half of calendar 1998 adds a positive bias to the long term investment outlook. While we believe market volatility will remain high over the near term as the impact of foreign financial problems sort out, we also expect to see market leadership broaden and feel equities continue to offer positive opportunities for long term investment.

Please call or write if you have any questions concerning your investment in Armstrong.

Sincerely,


C.K. Lawson

August 10, 1998

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998

NOTE A--NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES
     A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

NATURE  OF OPERATIONS
     Armstrong Associates, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

VALUATION OF SECURITIES
     The Company's investments in common stocks are carried at market value. Short-term debt securities are carried at cost which approximates market.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
     Investment transactions are recorded on a trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B--FEDERAL INCOME TAXES
     As of June 30, 1998, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to Federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

NOTE C--PURCHASES AND SALES OF SECURITIES
     For the year ended June 30, 1998, purchases and sales of securities, excluding short-term debt securities, aggregated $3,416,125 and $1,440,415, respectively.
     The Company paid total brokerage commissions aggregating $15,694 in 1998 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

NOTE D--INVESTMENT ADVISORY, TRANSFER AGENT AND ADMINISTRATIVE FEES
     The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 1998, investment advisory fees to Portfolios amounted to $116,367. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required in 1998.
     Portfolios is the transfer agent for the Company. Applicable fees of $9,502 were incurred by the Company for the year ended June 30, 1998. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments.

     At June 30, 1998, the Company owed Portfolios $12,367 in accrued fees.

NOTE E--CAPITAL STOCK
     At June 30, 1998, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $7,442,861. Transactions in capital stock for the years ended June 30, 1998 and 1997 were as follows:

                                                            1998          1997
Shares sold                                                63,588        20,371
Shares issued as reinvestment of dividends                 93,981        62,923
                                                          157,569        83,294
  Shares redeemed                                        (133,173)     (107,722)
    Net increase (decrease) in shares outstanding          24,396       (24,428)

NOTE F--DIVIDENDS

     Dividends from net investment income paid during the year ended June 30, 1998 and 1997 amounted to $.05 and $.07 per share, respectively. Distributions from net realized gains paid during the years ended June 30, 1998, and 1997, amounted to $.83 and $.47 per share, respectively.

PORTFOLIO OF INVESTMENTS IN SECURITIES -- JUNE 30, 1998
                                                            Shares or
                                                            principal                       Market
                                                              amount         Cost          value (a)
COMMON STOCK (97.14%)
   Industry and issue
      AEROSPACE (1.2%)
        The Boeing Company                                     4,000      $  236,300      $  178,500

      BROADCASTING AND MEDIA (8.8%)
        A.H. Belo Corporation                                  6,000         171,285         292,500
        New York Times Company                                 2,500         197,188         198,125
        Time Warner, Inc.                                     10,000         208,192         855,000
                                                                             576,665       1,345,625
      CHEMICALS AND RELATED (7.1%)
        Avery Dennison Corp.                                  15,000         211,200         806,250
        Praxair, Inc.                                          6,000         212,890         281,250
                                                                             424,090       1,087,500
      COMPUTER, SOFTWARE, AND RELATED (10.0%)
        Cadence Design Systems, Inc.*                         10,000         180,800         312,500
        International Business Machines Corp.                  2,500         249,675         287,188
        Lernout & Hauspie Speech Products*                     8,000         189,060         478,000
        MRV Communications, Inc.*                              6,000         217,312         124,500
        Oracle Systems Corporation*                           13,000         122,330         319,312
                                                                             959,177       1,521,500
      CONSUMER PRODUCTS (14.2%)
        Black & Decker Corporation                            10,000         216,760         610,000
        The Gillette Company                                   3,616         166,636         411,320
        Kimberly Clark Corporation                             6,000         230,820         275,250
        Sherwin Williams Company                               6,000         198,150         198,750
        Staples, Inc.*                                         6,000         175,875         173,625
        Wal-Mart Stores, Inc.                                  8,000         196,800         485,000
                                                                           1,185,041       2,153,945
      DIVERSIFIED OPERATIONS (4.7%)
        Corning, Inc.                                         12,000         196,566         417,000
        ITT Industries, Inc.                                   8,000          74,752         299,000
                                                                             271,318         716,000
      EDUCATIONAL SERVICES (1.9%)
        DeVRY Inc.*                                            6,000         132,660         131,625
        Sylvan Learning Systems, Inc.*                         5,000         163,750         163,750
                                                                             296,410         295,375
      ELECTRONICS, SEMICONDUCTORS AND RELATED (1.4%)
        AMP, Inc.                                              6,000         240,948         206,250

      FINANCIAL AND RELATED (8.0%)
        Hartford Financial Services Corporation                8,000         160,875         915,000
        NationsBank Corporation                                4,000         240,350         307,000
                                                                             401,225       1,222,000
      FOOD, BEVERAGES AND RELATED (14.0%)
        Bestfoods                                             10,000         199,538         581,250
        Crown Cork & Seal Company, Inc.                        5,000         239,438         237,500
        Dole Food Company                                      6,000         209,775         298,500
        Pepsico, Inc.                                         20,000         116,802         825,000
        Tricon Global Restaurants, Inc.*                       6,000         137,198         190,500
                                                                             902,751       2,132,750
      MEDICAL AND RELATED (17.8%)
        Abbott Laboratories                                   15,000         182,381       1,230,000
        Agouron Pharmaceuticals, Inc.*                         5,000         170,000         151,875
        Biogen, Inc.*                                          4,000         158,625         196,000
        Boston Scientific Corporation*                         5,000         234,785         358,125
        Medtronics, Inc.                                      10,000         190,438         637,500
        Schein Pharmaceutical, Inc.*                           5,000         133,775         133,125
                                                                           1,070,004       2,706,625
      NATURAL GAS AND RELATED (1.3%)
        Tenneco, Inc.                                          5,000         192,511         190,625


      OFFICE SUPPLIES (2.0%)
        Xerox Corporation                                      3,000         253,065         304,875

      TRANSPORTATION (1.7%)
        Ryder System, Inc.                                     8,000         196,960         252,500

      WATER TREATMENT AND POLLUTION CONTROL (3.0%)
        Ionics, Inc.*                                          8,000         186,800         295,000
        U. S. Filter Corporation*                              6,000         207,210         167,883
                                                                             394,010         462,883

         Total common stocks                                             $ 7,600,475    $ 14,776,953

SHORT-TERM DEBT (6.64%)
   U.S. Treasury bills, due July 1998               $    695,000       $    688,540      $    688,540
   U.S. Treasury bills, due August 1998             $    325,000            321,999           321,999
     Total short term debt                                                1,010,539         1,010,539
       Total investment securities -103.78%                            $  8,611,014      $ 15,787,492
       Other assets less liabilities - (3.78)%                                               (574,687)
       Net assets -100.00%                                                               $ 15,212,805

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS -- YEAR ENDED JUNE 30, 1998

INVESTMENT INCOME
     Dividends                                                             $  140,626
     Interest                                                                  86,653
           Total income                                                       227,279
   Operating expenses
     Investment advisory fees                                 $  116,367
     Administrative fees                                          16,000
     Custodian fees                                                7,768
     Transfer agent fees                                           9,502
     Legal fees                                                   11,683
     Accounting fees                                              14,200
     Registration fees, licenses and other                         3,012
     Reports and notices to shareholders                           7,950
     Directors' fees and expenses                                  6,787
     Insurance expense                                             1,547      194,816

           Net investment income                                               32,463
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Realized gains
     Proceeds from sales                                                    2,536,839
     Cost of securities sold                                                1,440,415
           Net realized gains                                               1,096,424
   Unrealized appreciation
     Beginning of year                                                      6,450,182
     End of year                                                            7,176,478
           Increase in unrealized appreciation                                726,296
           Net realized and unrealized gains on investments                 1,822,720
           Net increase in net assets from operations                      $1,855,183

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 1998

ASSETS:
Investments in securities, at market value
   (identified cost $8,611,014)                                      $15,787,492
Cash                                                                      64,286
Receivable from sales of securities                                      489,558
Dividends receivable                                                      10,850
Interest receivable                                                        5,209
Prepaid expenses and other assets                                          2,473
                                                                      16,359,868

LIABILITIES:
Payable for purchase of securities                                     1,129,027
Accrued expenses and other liabilities                                    18,036
                                                                       1,147,063

Net assets                                                           $15,212,805

Net assets consist of
   Paid in capital                                                   $ 7,442,861
   Undistributed net investment income                                    49,023
   Accumulated undistributed net
      realized gains on investments                                      544,443
   Net unrealized appreciation on investments                          7,176,478

Net assets applicable to 1,253,019 shares outstanding                $15,212,805

Net asset value per share                                            $     12.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS -- YEARS ENDED JUNE 30, 1998
                                                                       1998            1997
Operations:
   Net investment income                                           $     32,463    $     68,884
   Net realized gains on investments                                  1,096,424         441,872
   Increase in unrealized appreciation of investments                   726,296       1,593,707

         Net increase in net assets resulting from operations         1,855,183       2,104,463

Distributions to shareholders:
   Dividends paid from net investment income                            (59,092)        (85,666)
   Distributions from net realized gains                               (980,946)       (575,189)

         Net decrease in net assets resulting from distributions     (1,040,038)       (660,855)

Capital share transactions:
   Net proceeds from sale of capital stock                              708,014         210,399
   Net asset value of shares issued as reinvestment
      of dividends                                                      988,680         619,796
                                                                      1,696,694         830,195

   Less cost of shares repurchased                                   (1,566,042)     (1,106,595)

         Net increase (decrease) in net assets resulting from
            capital share transactions                                  130,652        (276,400)

         Total increase in net assets                                   945,797       1,167,208

NET ASSETS:
   Beginning of year                                                 14,267,008      13,099,800

   End of year (note)                                              $ 15,212,805    $ 14,267,008

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OFFICERS AND DIRECTORS

C.K. LAWSON
President, Treasurer
and Director

CANDACE L. KING
Vice President and
Secretary

EUGENE P. FRENKEL, M.D.
Director
Professor of Internal
Medicine and Radiology
Southwestern Medical
School

DOUGLAS W. MACLAY
Director
President, Maclay
Development Company

R.H. STEWART MITCHELL
Director
Private Investor

CRUGER S. RAGLAND
Director
President
Ragland Insurance
Agency, Inc.

ANN D. REED
Director
Private Investor

CUSTODIAN
The Union Bank of California, N.A.
San Francisco, California

TRANSFER AGENT
Portfolios, Inc.
Dallas, Texas

AUDITORS
Grant Thornton LLP
Dallas, Texas

INVESTMENT ADVISER
Portfolios, Inc.
Dallas, Texas


This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

ARMSTRONG ASSOCIATES INC.
750 N. St. Paul, Suite 1300, L.B. 13
Dallas, Texas 75201-3250
(214) 720-9101    Fax: (214) 871-8948

CONDENSED FINANCIAL INFORMATION
Selected Per Share Data and Ratios
                           Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)

                                               1998        1997        1996        1995        1994        1993        1992
Net asset value
 Beginning of period                        $   11.61   $   10.45   $    9.70   $    8.19   $    8.26   $    7.08   $    6.87
Income (loss) from
 investment operations
 Net investment income                             03         .06         .05         .02          --         .02          06
 Net realized and unrealized
 gains (losses) on investments                   1.38        1.64        1.10        2.12         .10        1.19          33

Total from investment operations                 1.41        1.70        1.15        2.14         .10        1.21          39
Less distributions
 Dividends from net
  investment income                                05         .07         .02         .04          --         .02         .15
 Distributions from net
 realized gains                                    83         .47         .38         .59         .17         .01         .03

Net asset value, end of period              $   12.14   $   11.61   $   10.45   $    9.70   $    8.19   $    8.26   $    7.08

Total return                                    13.31%      17.19       12.09       27.32        1.13       17.12        5.79
Ratios/supplemental data
Net assets, end of period (000's)           $  15,213      14,300      13,100      11,961       9,255       9,680       9,366
 Ratio of expenses to average
 net assets                                       1.3         1.4         1.4         1.8         1.8         1.8         1.9
 Ratio of net investment income
to average net assets                               2          .5          .5          .2          --          .2          .8
 Average brokerage commission rate(c)           .1880       .1503       .1442

 Portfolio turnover rate                            7%          7          19          12          15          17          35

CONDENSED FINANCIAL INFORMATION (Continued)
Selected Per Share Data and Ratios
                           Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)

                                               1991        1990        1989        1988        1987        1986        1985
Net asset value
 Beginning of period                        $    7.38   $    7.74   $    7.17   $    9.66   $    8.72   $    7.65   $    7.29
Income (loss) from
 investment operations
 Net investment income                            .16         .23         .24         .09         .10         .14         .24
 Net realized and unrealized
 gains (losses) on investments                    (27)        .19         .67        (.53)       1.51        1.17        1.02

Total from investment operations                 (.11)        .42         .91        (.44)       1.61        1.31        1.26
Less distributions
 Dividends from net
  investment income                               .23         .24         .11         .14         .16         .24         .14
 Distributions from net
 realized gains                                   .17         .54         .23        1.91         .51          --         .76

Net asset value, end of period              $    6.87   $    7.38   $    7.74   $    7.17   $    9.66   $    8.72   $    7.65

Total return                                     (.92)       5.93       13.23       (6.27)      20.00       17.80       19.10
Ratios/supplemental data
Net assets, end of period (000's)               9,228       9,770       9,887      10,435      12,294      11,714      10,957
 Ratio of expenses to average
 net assets                                       1.9         1.8         1.9         2.0         1.7         1.6         1.7
 Ratio of net investment income
to average net assets                             2.3         2.9         3.0         1.3         1.0         1.6         3.1
 Average brokerage commission rate(c)

 Portfolio turnover rate                           24          44          46          20          51          54          53

CONDENSED FINANCIAL INFORMATION (Continued)
Selected Per Share Data and Ratios
                           Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)

                                               1984        1983        1982        1981        1980        1979        1978
Net asset value
 Beginning of period                        $   10.22   $    7.10   $    9.37   $    7.74   $    7.06   $    6.50   $    5.68
Income (loss) from
 investment operations
 Net investment income                            .16         .21         .41         .24         .23         .16         .08
 Net realized and unrealized
 gains (losses) on investments                  (2.51)       3.72       (1.28)       2.62        1.40         .84         .78

Total from investment operations                (2.35)       3.93        (.87)       2.86        1.63        1.00         .86
Less distributions
 Dividends from net
  investment income                               .20         .43         .19         .23         .13         .11         .04
 Distributions from net
 realized gains                                   .38         .38        1.21        1.00         .82         .33          --

Net asset value, end of period              $    7.29   $   10.22   $    7.10   $    9.37   $    7.74   $    7.06   $    6.50

Total return                                   (24.01)      61.27       (9.87)      38.04       24.08       15.17       15.31
Ratios/supplemental data
Net assets, end of period (000's)               9,788      12,869       7,669       8,277       5,777       4,538       3,886
 Ratio of expenses to average
 net assets                                       1.6         1.6         1.7         1.5         1.6         1.5         1.5
 Ratio of net investment income
to average net assets                             1.9         2.4         5.6         2.7         3.2         2.3         1.6
 Average brokerage commission rate(c)

 Portfolio turnover rate                           96          59          34          60         131          97         151

CONDENSED FINANCIAL INFORMATION (Continued)
Selected Per Share Data and Ratios
                           Per share income and capital changes for a share outstanding throughout the year ended June 30 (a)

                                               1977        1976        1975
Net asset value
 Beginning of period                        $    5.30   $    3.81   $    2.74
Income (loss) from
 investment operations
 Net investment income                            .04         .03         .07
 Net realized and unrealized
 gains (losses) on investments                    .38        1.53        1.04

Total from investment operations                  .42        1.56        1.11
Less distributions
 Dividends from net
  investment income                               .04         .07         .04
 Distributions from net
 realized gains                                    --          --          --

Net asset value, end of period              $    5.68   $    5.30   $    3.81

Total return                                     8.05       42.06       41.46%
Ratios/supplemental data
Net assets, end of period (000's)               3,649       3,785   $   2,892
 Ratio of expenses to average
 net assets                                       1.5         1.5         1.5
 Ratio of net investment income
to average net assets                             1.9          .8         2.7
 Average brokerage commission rate(c)

 Portfolio turnover rate                          113         113         210%




(a)For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution. (b)The Fund had no senior securities or outstanding debt during the twenty-four-year period ended June 30, 1998. (c)Total commissions paid divided by number of shares of applicable investment securities transactions. Disclosure requirement beginning with fiscal year ended June 30, 1996. Information for fiscal years prior to June 30, 1996, is not applicable.